JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 68.4%
Automobiles — 2.7%
BMW US Capital LLC (Germany)
2.95%, 4/14/2022(a)	12,727	12,847
3.80%, 4/6/2023(a)	6,973	7,257
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022(a)	26,432	26,486
(ICE LIBOR USD 3 Month + 0.90%), 1.06%, 2/15/2022(a)(b)	30,000	30,046
(ICE LIBOR USD 3 Month + 0.88%), 1.04%, 2/22/2022(a)(b)	2,850	2,855
3.40%, 2/22/2022(a)	7,327	7,376
2.55%, 8/15/2022(a)	15,000	15,206
3.35%, 2/22/2023(a)	2,723	2,809
Hyundai Capital America
3.95%, 2/1/2022(a)	2,081	2,092
2.85%, 11/1/2022(a)	5,639	5,745
1.15%, 11/10/2022(a)	50,331	50,482
2.38%, 2/10/2023(a)	16,800	17,078
0.80%, 4/3/2023(a)	40,000	39,862
Kia Corp. (South Korea) 3.00%, 4/25/2023(a)	3,400	3,502
Volkswagen Group of America Finance LLC (Germany)
2.90%, 5/13/2022(a)	36,852	37,229
2.70%, 9/26/2022(a)	14,340	14,572
0.75%, 11/23/2022(a)	35,806	35,834
0.88%, 11/22/2023(a)	48,407	48,192

		359,470

Banks — 30.1%
ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022(a)(c)	14,064	14,118
Australia & New Zealand Banking Group Ltd. (Australia)
2.63%, 5/19/2022	1,000	1,011
2.63%, 11/9/2022	10,000	10,203
2.05%, 11/21/2022	8,500	8,630
Banco Santander SA (Spain)
(ICE LIBOR USD 3 Month + 1.56%), 1.68%, 4/11/2022(b)	1,400	1,407
3.50%, 4/11/2022	59,630	60,235
3.13%, 2/23/2023	29,365	30,145
3.85%, 4/12/2023	35,800	37,170
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024(b)	47,200	46,935
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(b)	42,567	42,935
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023(b)	24,487	24,797
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	7,603	7,774
(BSBY3M + 0.43%), 0.59%, 5/28/2024(b)	116	116
(SOFR + 0.41%), 0.52%, 6/14/2024(b)	35,575	35,308
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.57%), 0.70%, 3/26/2022(b)	17,204	17,234
2.90%, 3/26/2022	1,270	1,280
2.10%, 6/15/2022(a)	25,162	25,403
2.05%, 11/1/2022	4,900	4,970
(SOFR + 0.27%), 0.32%, 4/14/2023(b)	88,888	88,975
0.40%, 9/15/2023(c)	14,744	14,664
Bank of Nova Scotia (The) (Canada)
2.70%, 3/7/2022	3,172	3,192
2.45%, 9/19/2022	2,925	2,973
2.00%, 11/15/2022	25,711	26,081
1.95%, 2/1/2023	2,425	2,461
1.63%, 5/1/2023	5,000	5,066
0.80%, 6/15/2023	19,996	20,022
(SOFR + 0.28%), 0.33%, 6/23/2023(b)	52,664	52,679
0.40%, 9/15/2023	20,843	20,689
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022(a)(c)	5,000	5,070
2.13%, 11/21/2022(a)	80,331	81,536
(ICE LIBOR USD 3 Month + 0.96%), 1.09%, 7/20/2023(a)(b)	12,474	12,636
Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	21,784	21,878
Barclays plc (United Kingdom)
3.68%, 1/10/2023	2,377	2,384
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(b)	103,446	104,247
BBVA USA 2.88%, 6/29/2022	54,891	55,551
BNP Paribas SA (France)
2.95%, 5/23/2022(a)	89,049	90,107
3.50%, 3/1/2023(a)	81,017	83,728
3.80%, 1/10/2024(a)	21,135	22,247
BNZ International Funding Ltd. (New Zealand)
2.90%, 2/21/2022(a)	6,666	6,704
2.65%, 11/3/2022(a)	12,364	12,611
Canadian Imperial Bank of Commerce (Canada)
2.55%, 6/16/2022	170	172
0.45%, 6/22/2023	34,058	33,846
0.95%, 6/23/2023	74,286	74,483
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(b)	15,000	15,179
(SOFR + 0.40%), 0.45%, 12/14/2023(b)	37,574	37,628
Capital One Bank USA NA 3.38%, 2/15/2023	29,940	30,817

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital One NA 2.15%, 9/6/2022	27,508	27,810
Citigroup, Inc.
2.75%, 4/25/2022	37,244	37,520
2.70%, 10/27/2022	2,758	2,808
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(b)	41,874	42,024
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	91,835	93,077
Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.72%), 0.88%, 2/14/2022(b)	16,825	16,837
3.25%, 2/14/2022	26,190	26,280
(ICE LIBOR USD 3 Month + 0.81%), 0.99%, 5/26/2022(b)	22,956	23,027
2.65%, 5/26/2022	20,980	21,165
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 3 Month + 0.70%), 0.82%, 3/10/2022(a)(b)	200	200
2.75%, 3/10/2022(a)	3,305	3,327
2.50%, 9/18/2022(a)	6,248	6,347
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 3 Month + 0.83%), 0.95%, 1/10/2022(b)	1,500	1,501
2.75%, 1/10/2022	8,590	8,613
3.88%, 9/26/2023(d)	2,000	2,106
Credit Agricole SA (France)
(ICE LIBOR USD 3 Month + 1.43%), 1.55%, 1/10/2022(a)(b)	3,669	3,675
3.38%, 1/10/2022(a)	20,181	20,241
(ICE LIBOR USD 3 Month + 1.02%), 1.14%, 4/24/2023(a)(b)	6,180	6,244
3.75%, 4/24/2023(a)	85,025	88,523
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	36,298	37,191
DBS Group Holdings Ltd. (Singapore) 2.85%, 4/16/2022(a)(c)	3,595	3,624
DNB Bank ASA (Norway) 2.15%, 12/2/2022(a)	49,333	50,141
Federation des Caisses Desjardins du Quebec (Canada) (SOFR + 0.43%), 0.48%, 5/21/2024(a)(b)	25,463	25,444
Fifth Third Bancorp
3.50%, 3/15/2022	23,974	24,122
2.60%, 6/15/2022	23,739	23,970
Fifth Third Bank NA (ICE LIBOR USD 3 Month + 0.64%), 0.77%, 2/1/2022(b)	9,070	9,074
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(b)	98,849	99,543
3.60%, 5/25/2023	36,976	38,487
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(b)	26,034	26,567
(SOFR + 0.53%), 0.73%, 8/17/2024(b)	11,700	11,617
Huntington National Bank (The)
3.13%, 4/1/2022	25,063	25,233
2.50%, 8/7/2022	2,565	2,598
ING Groep NV (Netherlands)
(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 3/29/2022(b)	24,060	24,139
3.15%, 3/29/2022	75,378	76,040
4.10%, 10/2/2023	2,951	3,116
Intesa Sanpaolo SpA (Italy) 3.13%, 7/14/2022(a)	74,382	75,444
KeyBank NA
3.30%, 2/1/2022	2,931	2,946
(SOFR + 0.32%), 0.43%, 6/14/2024(b)	58,259	57,898
Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022	2,408	2,438
Lloyds Banking Group plc (United Kingdom)
3.00%, 1/11/2022	19,860	19,915
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(b)	90,175	90,726
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023(b)	23,381	23,442
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.92%), 1.08%, 2/22/2022(b)	8,605	8,616
3.00%, 2/22/2022	17,770	17,875
(ICE LIBOR USD 3 Month + 0.70%), 0.82%, 3/7/2022(b)	16,196	16,223
3.22%, 3/7/2022	17,399	17,530
2.62%, 7/18/2022	115,515	117,069
2.67%, 7/25/2022	43,640	44,257
(ICE LIBOR USD 3 Month + 0.86%), 0.98%, 7/26/2023(b)	1,208	1,220
Mizuho Bank Ltd. (Japan) 2.95%, 10/17/2022(a)	11,505	11,747
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.94%), 1.12%, 2/28/2022(b)	45,969	46,061
2.95%, 2/28/2022	15,208	15,304
(ICE LIBOR USD 3 Month + 0.88%), 0.99%, 9/11/2022(b)	5,785	5,814
2.60%, 9/11/2022	40,080	40,748
(ICE LIBOR USD 3 Month + 0.79%), 0.91%, 3/5/2023(b)	9,738	9,806
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(b)	38,604	39,073

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
National Australia Bank Ltd. (Australia)
2.80%, 1/10/2022	3,108	3,116
2.50%, 5/22/2022	14,147	14,291
1.88%, 12/13/2022	19,897	20,187
National Bank of Canada (Canada)
2.15%, 10/7/2022(a)	73,760	74,782
2.10%, 2/1/2023	25,916	26,327
(SOFR + 0.30%), 0.35%, 5/16/2023(b)	62,150	62,180
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023(b)	20,078	20,107
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)	113,093	114,436
NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023(a)	43,371	44,335
Nordea Bank Abp (Finland)
1.00%, 6/9/2023(a)	8,183	8,219
(ICE LIBOR USD 3 Month + 0.94%), 1.12%, 8/30/2023(a)(b)(c)	4,812	4,862
Oesterreichische Kontrollbank AG (Austria) 2.63%, 1/31/2022	6,000	6,024
PNC Bank NA
2.45%, 7/28/2022	2,500	2,529
(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022(b)	19,000	19,005
Royal Bank of Canada (Canada)
2.75%, 2/1/2022(c)	5,345	5,366
1.90%, 9/23/2022(a)(c)	44,750	45,272
1.60%, 4/17/2023(c)	12,265	12,423
(SOFR + 0.45%), 0.50%, 10/26/2023(b)	61,235	61,492
Santander UK Group Holdings plc (United Kingdom) 3.57%, 1/10/2023	10,086	10,116
Societe Generale SA (France)
3.25%, 1/12/2022(a)	26,324	26,405
4.25%, 9/14/2023(a)	17,400	18,393
3.88%, 3/28/2024(a)	72,450	76,646
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 1/20/2023(a)(b)	21,030	21,052
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(b)	19,223	19,312
(SOFR + 1.25%), 1.30%, 10/14/2023(a)(b)	3,672	3,699
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023(a)(b)	37,438	37,523
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	11,388	11,419
2.78%, 7/12/2022	66,905	67,853
2.78%, 10/18/2022	700	714
(ICE LIBOR USD 3 Month + 0.74%), 0.86%, 1/17/2023(b)	11,617	11,682
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023(a)	73,276	73,241
(SOFR + 0.44%), 0.49%, 9/16/2024(a)(b)	25,847	25,832
Toronto-Dominion Bank (The) (Canada)
2.10%, 7/15/2022(a)(c)	25,000	25,291
1.90%, 12/1/2022(c)	2,969	3,012
(SOFR + 0.48%), 0.53%, 1/27/2023(b)	35,934	36,057
0.30%, 6/2/2023	44,810	44,576
Truist Bank
2.80%, 5/17/2022	9,181	9,269
(SOFR + 0.20%), 0.25%, 1/17/2024(b)	41,213	41,192
Truist Financial Corp.
2.70%, 1/27/2022	8,568	8,583
2.75%, 4/1/2022	6,420	6,457
3.05%, 6/20/2022	3,055	3,093
UniCredit SpA (Italy) 3.75%, 4/12/2022(d)	14,284	14,440
US Bancorp
(ICE LIBOR USD 3 Month + 0.64%), 0.76%, 1/24/2022(b)	54	54
Series V, 2.63%, 1/24/2022	143	143
US Bank NA 2.65%, 5/23/2022	3,213	3,241
Wells Fargo & Co.
3.50%, 3/8/2022(c)	3,008	3,033
3.07%, 1/24/2023	29,800	29,902
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.85%), 0.97%, 1/11/2022(b)	105	105
2.80%, 1/11/2022	7,908	7,929
2.50%, 6/28/2022	8,930	9,039
2.00%, 1/13/2023	2,626	2,669

		4,070,605

Beverages — 1.2%
Beam Suntory, Inc. (Japan)
3.25%, 5/15/2022	8,241	8,286
3.25%, 6/15/2023	2,000	2,060
Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023(a)	47,359	47,094
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	200	202
Heineken NV (Netherlands)
3.40%, 4/1/2022(a)	47,759	48,213
2.75%, 4/1/2023(a)	9,513	9,754

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PepsiCo, Inc.
2.75%, 3/5/2022	1,383	1,392
2.25%, 5/2/2022	1,215	1,223
2.75%, 3/1/2023	2,744	2,820
Suntory Holdings Ltd. (Japan) 2.55%, 6/28/2022(a)	35,976	36,314

		157,358

Biotechnology — 1.6%
AbbVie, Inc.
3.45%, 3/15/2022	21,015	21,088
3.25%, 10/1/2022	3,962	4,023
2.90%, 11/6/2022	24,439	24,930
2.30%, 11/21/2022	59,087	59,977
2.85%, 5/14/2023	14,634	15,011
Amgen, Inc.
2.65%, 5/11/2022	22,961	23,139
3.63%, 5/15/2022	4,600	4,629
Biogen, Inc. 3.63%, 9/15/2022	36,844	37,708
Gilead Sciences, Inc. 3.25%, 9/1/2022	20,382	20,687

		211,192

Building Products — 0.0%(e)
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027	2,015

Capital Markets — 6.3%
Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(b)	230	232
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023	50,805	50,961
Series FXD, 0.52%, 8/9/2023	41,195	40,991
(SOFR + 0.39%), 0.44%, 2/2/2024(b)	24,506	24,463
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022(a)	32,531	32,833
Goldman Sachs Group, Inc. (The)
(SOFR + 0.41%), 0.46%, 1/27/2023(b)	8,607	8,609
Series FXD, 0.48%, 1/27/2023	14,600	14,551
0.52%, 3/8/2023	28,071	27,980
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	55,938	56,531
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023(b)	30,940	30,860
(SOFR + 0.57%), 0.67%, 3/8/2024(b)	36,100	35,966
Macquarie Bank Ltd. (Australia)
2.10%, 10/17/2022(a)	5,326	5,398
0.44%, 12/16/2022(a)	114,770	114,606
(SOFR + 0.30%), 0.35%, 4/6/2023(a)(b)	44,324	44,318
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(b)	13,621	13,942
Morgan Stanley
3.13%, 1/23/2023	18,200	18,699
(SOFR + 0.47%), 0.56%, 11/10/2023(b)	18,781	18,724
(SOFR + 0.46%), 0.53%, 1/25/2024(b)	112,339	111,896
(SOFR + 0.62%), 0.73%, 4/5/2024(b)	29,923	29,846
State Street Corp.
(SOFR + 2.69%), 2.82%, 3/30/2023(b)	9,223	9,290
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(b)	7,486	7,557
UBS AG (Switzerland)
0.38%, 6/1/2023(a)	29,113	28,933
(SOFR + 0.36%), 0.41%, 2/9/2024(a)(b)	29,727	29,799
(SOFR + 0.45%), 0.50%, 8/9/2024(a)(b)	28,626	28,727
UBS Group AG (Switzerland)
2.65%, 2/1/2022(a)	3,723	3,737
(ICE LIBOR USD 3 Month + 1.22%), 1.38%, 5/23/2023(a)(b)	6,937	6,973
3.49%, 5/23/2023(a)	16,790	17,010
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(b)	36,727	37,256

		850,688

Chemicals — 0.0%(e)
Air Liquide Finance SA (France) 2.25%, 9/27/2023(a)	2,200	2,251
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	231	239

		2,490

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,857	16,809

Consumer Finance — 4.0%
AerCap Ireland Capital DAC (Ireland) 1.15%, 10/29/2023	43,830	43,698
American Express Co.
2.75%, 5/20/2022	17,785	17,947
2.50%, 8/1/2022	9,360	9,476
2.65%, 12/2/2022	4,312	4,405
3.70%, 8/3/2023	21,143	22,097
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.70%), 0.82%, 3/3/2022(b)	18,810	18,827
2.70%, 3/3/2022	1,127	1,131
American Honda Finance Corp.
0.40%, 10/21/2022	2,397	2,395
(ICE LIBOR USD 3 Month + 0.15%), 0.31%, 2/22/2023(b)	82,500	82,499
0.35%, 4/20/2023(c)	22,926	22,849
1.95%, 5/10/2023	27,800	28,261
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 1.07%, 3/9/2022(b)	4,297	4,303
3.05%, 3/9/2022	2,155	2,166
3.20%, 1/30/2023	2,794	2,870
2.60%, 5/11/2023	69,963	71,707

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Caterpillar Financial Services Corp. 2.85%, 6/1/2022	1,000	1,013
Hyundai Capital Services, Inc. (South Korea)
3.00%, 3/6/2022(a)	1,517	1,525
3.00%, 8/29/2022(a)	300	305
John Deere Capital Corp.
3.20%, 1/10/2022	188	189
2.95%, 4/1/2022	5,377	5,422
1.95%, 6/13/2022	2,020	2,037
Toyota Motor Credit Corp. 0.45%, 7/22/2022	5,392	5,389
(ICE LIBOR USD 3 Month + 0.04%), 0.17%, 8/2/2022(b)	34,800	34,804
(SOFR + 0.15%), 0.20%, 8/15/2022(b)	3,000	2,998
0.35%, 10/14/2022	1,278	1,277
(SOFR + 0.20%), 0.25%, 2/13/2023(b)	92,884	92,772
(SOFR + 0.32%), 0.37%, 4/6/2023(b)	39,450	39,438
(SOFR + 0.33%), 0.38%, 1/11/2024(b)	23,375	23,365

		545,165

Diversified Financial Services — 2.3%
AIG Global Funding
0.80%, 7/7/2023(a)	8,857	8,861
(SOFR + 0.38%), 0.43%, 12/15/2023(a)(b)	87,384	87,438
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024(c)	66,574	65,836
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	28,031	28,230
Hutchison Whampoa International 11 Ltd. (United Kingdom) 4.63%, 1/13/2022(a)	38,647	38,823
National Rural Utilities Cooperative Finance Corp.
2.70%, 2/15/2023	1,503	1,532
Series D, (ICE LIBOR USD 3 Month + 0.07%), 0.22%, 2/16/2023(b)	49,364	49,295
NTT Finance Corp. (Japan) 0.37%, 3/3/2023(a)	28,846	28,762

		308,777

Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.12%, 3/16/2022(b)	50,632	50,772

Electric Utilities — 2.1%
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	9,732	9,732
Duke Energy Corp.
2.40%, 8/15/2022	17,059	17,257
3.05%, 8/15/2022	8,348	8,445
Duke Energy Progress LLC
Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.34%, 2/18/2022(b)	10,995	10,995
Entergy Louisiana LLC
0.62%, 11/17/2023	37,533	37,273
0.95%, 10/1/2024	35,474	35,128
Eversource Energy
Series K, 2.75%, 3/15/2022	22,773	22,880
2.80%, 5/1/2023	4,206	4,296
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 0.90%, 2/25/2022(b)	16,275	16,300
2.90%, 4/1/2022	5,283	5,324
(ICE LIBOR USD 3 Month + 0.27%), 0.43%, 2/22/2023(b)	70,324	70,210
(SOFR + 0.54%), 0.59%, 3/1/2023(b)	6,553	6,572
0.65%, 3/1/2023	29,411	29,373
Niagara Mohawk Power Corp. 2.72%, 11/28/2022(a)	9,994	10,158
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	1,182	1,175
PPL Electric Utilities Corp. 2.50%, 9/1/2022	719	726
Public Service Co. of Colorado 2.50%, 3/15/2023	1,527	1,549

		287,393

Electrical Equipment — 0.4%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	6,055	6,117
Eaton Corp. 2.75%, 11/2/2022	48,756	49,699
Schneider Electric SE 2.95%, 9/27/2022(a)	165	168

		55,984

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 2.77%, 12/15/2022	11,281	11,516
Schlumberger Finance Canada Ltd. 2.65%, 11/20/2022(a)	219	223

		11,739

Entertainment — 0.1%
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	2,993	3,043
Walt Disney Co. (The) 1.65%, 9/1/2022	8,366	8,441

		11,484

Food & Staples Retailing — 0.6%
7-Eleven, Inc. 0.63%, 2/10/2023(a)	71,080	70,862
Kroger Co. (The)
3.40%, 4/15/2022	4,768	4,785
2.80%, 8/1/2022	4,664	4,725

		80,372

Food Products — 0.5%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	8,185	8,329

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Campbell Soup Co.
3.65%, 3/15/2023	34,401	35,565
Cargill, Inc. 3.30%, 3/1/2022(a)	335	335
Mondelez International, Inc. 0.63%, 7/1/2022	17,862	17,879

		62,108

Gas Utilities — 2.3%
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.50%, 3/9/2023(b)	85,900	85,906
0.63%, 3/9/2023	53,345	53,236
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 0.62%, 3/2/2023(b)	54,780	54,693
ONE Gas, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 0.72%, 3/11/2023(b)	23,570	23,570
0.85%, 3/11/2023	89,854	89,713
Southern Natural Gas Co. LLC 0.63%, 4/28/2023(a)	4,967	4,950

		312,068

Health Care Providers & Services — 1.1%
Aetna, Inc. 2.75%, 11/15/2022	55,652	56,441
AmerisourceBergen Corp. 0.74%, 3/15/2023	38,898	38,859
Cigna Corp. 3.05%, 11/30/2022	33,961	34,732
McKesson Corp. 2.70%, 12/15/2022	8,100	8,226
UnitedHealth Group, Inc. 2.88%, 12/15/2021	4,877	4,881

		143,139

Hotels, Restaurants & Leisure — 0.0%(e)
Starbucks Corp. 1.30%, 5/7/2022	6,262	6,284

Household Products — 0.2%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	267	270
Clorox Co. (The) 3.05%, 9/15/2022	7,003	7,094
Procter & Gamble Co. (The) 2.15%, 8/11/2022	4,470	4,526
Reckitt Benckiser Treasury Services plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.56%), 0.69%, 6/24/2022(a)(b)	4,492	4,504
2.38%, 6/24/2022(a)	8,031	8,104

		24,498

Independent Power and Renewable Electricity Producers — 0.0%(e)
Exelon Generation Co. LLC
3.40%, 3/15/2022	2,602	2,613
4.25%, 6/15/2022	2,204	2,227

		4,840

Industrial Conglomerates — 0.1%
Honeywell International, Inc. 0.48%, 8/19/2022	1,483	1,483
Roper Technologies, Inc.
0.45%, 8/15/2022	5,554	5,549
3.13%, 11/15/2022	5,688	5,787

		12,819

Insurance — 4.1%
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 1.36%, 7/1/2022(a)(b)	10,143	10,202
3.00%, 7/1/2022(a)	9,325	9,456
2.80%, 5/26/2023(a)(c)	14,749	15,148
1.20%, 10/13/2023(a)	9,469	9,515
0.95%, 1/8/2024(a)	55,505	55,322
1.00%, 4/16/2024(a)	22,028	21,931
(SOFR + 0.70%), 0.75%, 5/24/2024(a)(b)	9,146	9,158
Brighthouse Financial Global Funding
0.60%, 6/28/2023(a)	13,515	13,469
(SOFR + 0.76%), 0.81%, 4/12/2024(a)(b)	9,930	10,006
1.00%, 4/12/2024(a)	4,379	4,357
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	1,938	1,971
Equitable Financial Life Global Funding (SOFR + 0.39%), 0.44%, 4/6/2023(a)(b)	58,202	58,289
Fidelity National Financial, Inc. 5.50%, 9/1/2022	450	466
Globe Life, Inc. 3.80%, 9/15/2022	5,687	5,834
Guardian Life Global Funding 2.50%, 5/8/2022(a)	6,481	6,541
Jackson National Life Global Funding
2.50%, 6/27/2022(a)	4,008	4,052
2.38%, 9/15/2022(a)	3,898	3,958
(SOFR + 0.60%), 0.65%, 1/6/2023(a)(b)	56,045	56,281
MassMutual Global Funding II 2.50%, 4/13/2022(a)	1,024	1,032
Metropolitan Life Global Funding
I 3.38%, 1/11/2022(a)	1,886	1,892
3.88%, 4/11/2022(a)	899	910
3.00%, 1/10/2023(a)	140	144
1.95%, 1/13/2023(a)	1,670	1,695
New York Life Global Funding
1.10%, 5/5/2023(a)	5,820	5,863
(SOFR + 0.19%), 0.24%, 6/30/2023(a)(b)	24,142	24,127
Principal Financial Group, Inc. 3.30%, 9/15/2022	13,287	13,603
Principal Life Global Funding II 1.25%, 5/11/2023(a)(c)	37,520	37,848
Protective Life Global Funding 0.33%, 12/9/2022(a)	135,860	135,742
Reliance Standard Life Global Funding II
2.63%, 7/22/2022(a)	18,480	18,723
2.15%, 1/21/2023(a)	13,150	13,354
3.85%, 9/19/2023(a)	2,461	2,586

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Suncorp-Metway Ltd. (Australia) 2.80%, 5/4/2022(a)	6,710	6,776

		560,251

IT Services — 0.4%
Fidelity National Information Services, Inc. 0.38%, 3/1/2023	32,387	32,241
Fiserv, Inc. 3.80%, 10/1/2023	14,612	15,348

		47,589

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. (SOFR + 0.35%), 0.40%, 4/18/2023(b)	100,480	100,534

Machinery — 0.0%(e)
Deere & Co. 2.60%, 6/8/2022	2,600	2,615

Media — 0.1%
Fox Corp. 3.67%, 1/25/2022	100	100
Sky Ltd. (United Kingdom) 3.13%, 11/26/2022(a)	17,034	17,469

		17,569

Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 2.88%, 2/24/2022	6,747	6,786
Glencore Funding LLC (Australia) 4.13%, 5/30/2023(a)	903	943
Nucor Corp. 4.13%, 9/15/2022	22,382	22,830

		30,559

Multiline Retail — 0.0%(e)
Target Corp. 2.90%, 1/15/2022	149	149

Multi-Utilities — 0.5%
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	235	235
Series B, 2.75%, 9/15/2022	462	468
DTE Energy Co. Series H, 0.55%, 11/1/2022	25,587	25,544
Engie SA (France) 2.88%, 10/10/2022(a)	2,847	2,900
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	43,546	44,307

		73,454

Oil, Gas & Consumable Fuels — 0.6%
Enbridge, Inc. (Canada) (SOFR + 0.40%), 0.45%, 2/17/2023(b)	13,243	13,239
Enterprise Products Operating LLC 3.35%, 3/15/2023	19,854	20,389
Equinor ASA (Norway) 2.45%, 1/17/2023	1,733	1,767
Exxon Mobil Corp. 1.57%, 4/15/2023	6,944	7,031
Phillips 66 4.30%, 4/1/2022	38,504	38,968
Saudi Arabian Oil Co. (Saudi Arabia) 2.75%, 4/16/2022(a)	5,989	6,037

		87,431

Pharmaceuticals — 1.3%
AstraZeneca plc (United Kingdom)
2.38%, 6/12/2022	21,386	21,574
0.30%, 5/26/2023	62,628	62,300
Bristol-Myers Squibb Co.
3.25%, 8/15/2022	6,683	6,822
3.55%, 8/15/2022	10,977	11,218
2.75%, 2/15/2023	550	563
Eli Lilly & Co. 2.35%, 5/15/2022	250	252
EMD Finance LLC (Germany) 2.95%, 3/19/2022(a)	10,854	10,889
GlaxoSmithKline Capital plc (United Kingdom) 2.85%, 5/8/2022	6,699	6,771
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	5,968	6,126
Johnson & Johnson 2.25%, 3/3/2022	334	335
Merck & Co., Inc.
2.35%, 2/10/2022	133	134
2.40%, 9/15/2022	1,141	1,152
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	21,956	23,368
Viatris, Inc. 1.13%, 6/22/2022	18,826	18,854

		170,358

Road & Rail — 0.4%
Central Japan Railway Co. (Japan) 3.40%, 9/6/2023(d)	16,732	17,441
Penske Truck Leasing Co. LP
3.38%, 2/1/2022(a)	34,314	34,314
4.88%, 7/11/2022(a)	988	1,013
Ryder System, Inc. 2.88%, 6/1/2022	1,270	1,282
2.50%, 9/1/2022	314	318

		54,368

Software — 0.8%
Microsoft Corp. 2.65%, 11/3/2022	1,204	1,225
Oracle Corp.
2.50%, 5/15/2022	46,581	46,859
2.50%, 10/15/2022	42,714	43,421
2.63%, 2/15/2023	18,946	19,342

		110,847

Technology Hardware, Storage & Peripherals — 0.0%(e)
Apple, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 0.64%, 2/9/2022(b)	150	150
2.70%, 5/13/2022(c)	2,043	2,065

		2,215

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Textiles, Apparel & Luxury Goods — 0.1%
VF Corp. 2.05%, 4/23/2022	7,949	7,997

Thrifts & Mortgage Finance — 1.6%
BPCE SA (France)
(ICE LIBOR USD 3 Month + 1.22%), 1.38%, 5/22/2022(a)(b)	2,047	2,058
3.00%, 5/22/2022(a)	49,141	49,719
2.75%, 1/11/2023(a)	30,351	31,072
4.00%, 9/12/2023(a)	14,724	15,497
Nationwide Building Society (United Kingdom)
2.00%, 1/27/2023(a)	22,727	23,096
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(b)	39,515	39,955
0.55%, 1/22/2024(a)	59,302	58,572

		219,969

Tobacco — 0.5%
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.88%), 1.04%, 8/15/2022(b)	22,073	22,154
2.76%, 8/15/2022(c)	7,000	7,094
BAT International Finance plc (United Kingdom)
3.25%, 6/7/2022(a)	2,655	2,690
Philip Morris International, Inc. 2.38%, 8/17/2022	11,680	11,823
2.50%, 8/22/2022	14,245	14,467
2.50%, 11/2/2022	4,975	5,054
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	8,012	8,541

		71,823

Trading Companies & Distributors — 0.5%
Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.35%), 0.47%, 12/15/2022(b)	67,679	67,659
3.00%, 9/15/2023	1,428	1,468

		69,127

Transportation Infrastructure — 0.0%(e)
HPHT Finance 17 Ltd. (Hong Kong) 2.75%, 9/11/2022(d)	4,375	4,425

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	19,194	19,420
Rogers Communications, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.60%), 0.73%, 3/22/2022(b)	33,272	33,315

		52,735

TOTAL CORPORATE BONDS (Cost $9,281,662)		9,272,084

ASSET-BACKED SECURITIES —8.5%
Ally Auto Receivables Trust
Series 2019-2, Class A3, 2.23%, 1/16/2024	1,389	1,399
Series 2019-1, Class A4, 3.02%, 4/15/2024	1,788	1,820
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class A2, 0.42%, 3/18/2024	3,918	3,919
Series 2019-3, Class A3, 2.06%, 4/18/2024	6,022	6,047
Series 2021-2, Class A2, 0.26%, 11/18/2024	76,156	76,110
Series 2021-3, Class A2, 0.41%, 8/18/2027	59,389	59,346
BMW Vehicle Lease Trust Series 2021-2, Class A2, 0.19%, 11/27/2023	40,889	40,843
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1, 2.84%, 12/15/2024	156,400	157,244
Capital One Prime Auto Receivables Trust
Series 2020-1, Class A3, 1.60%, 11/15/2024	22,002	22,176
CarMax Auto Owner Trust
Series 2020-4, Class A2, 0.31%, 1/16/2024	19,019	19,018
Series 2021-2, Class A2A, 0.27%, 6/17/2024	26,736	26,726
Series 2021-4, Class A2A, 0.24%, 11/15/2024	14,014	13,971
Carvana Auto Receivables Trust
Series 2020-P1, Class A2, 0.28%, 11/8/2023	2,496	2,495
Series 2021-P2, Class A2, 0.30%, 7/10/2024	28,565	28,564
Series 2021-P3, Class A2, 0.38%, 1/10/2025	39,307	39,235
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022(a)(f)	1,140	1,144
Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026(a)	9,383	9,352
Discover Card Execution Note Trust Series 2019-A1, Class A1, 3.04%, 7/15/2024	100,164	100,497
Drive Auto Receivables Trust Series 2021-2, Class A2, 0.36%, 5/15/2024	60,735	60,707
Exeter Automobile Receivables Trust
Series 2021-2A, Class A2, 0.27%, 1/16/2024	11,230	11,227
Series 2021-1A, Class A3, 0.34%, 3/15/2024	2,745	2,745

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-2A, Class A3, 0.30%, 10/15/2024	9,006	8,988
Series 2021-3A, Class A3, 0.35%, 2/18/2025	20,201	20,159
Ford Credit Auto Lease Trust
Series 2020-A, Class A3, 1.85%, 3/15/2023	4,812	4,823
Series 2021-A, Class A2, 0.19%, 7/15/2023	29,572	29,566
Ford Credit Auto Owner Trust
Series 2019-A, Class A3, 2.78%, 9/15/2023	1,190	1,198
Series 2020-C, Class A2, 0.25%, 10/15/2023	21,093	21,090
Series 2017-1, Class A, 2.62%, 8/15/2028(a)	15,225	15,295
GM Financial Automobile Leasing Trust Series 2020-3, Class A2A, 0.35%, 11/21/2022	3,780	3,780
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class A2, 0.26%, 11/16/2023	2,306	2,306
Series 2019-1, Class A3, 2.97%, 11/16/2023	309	311
Series 2020-1, Class A3, 1.84%, 9/16/2024	4,769	4,805
Honda Auto Receivables Owner Trust
Series 2020-3, Class A2, 0.27%, 2/21/2023	2,111	2,111
Series 2019-1, Class A3, 2.83%, 3/20/2023	212	213
Mercedes-Benz Auto Lease Trust
Series 2020-B, Class A2, 0.31%, 2/15/2023	6,528	6,529
Series 2021-A, Class A2, 0.18%, 3/15/2023	20,620	20,616
Santander Drive Auto Receivables Trust
Series 2021-1, Class A2, 0.29%, 11/15/2023	808	808
Series 2021-2, Class A2, 0.28%, 4/15/2024	14,079	14,075
Series 2021-3, Class A2, 0.29%, 5/15/2024	43,408	43,398
Tesla Auto Lease Trust
Series 2019-A, Class A2, 2.13%, 4/20/2022(a)	106	106
Series 2020-A, Class A3, 0.68%, 12/20/2023(a)	11,952	11,971
Series 2021-A, Class A2, 0.36%, 3/20/2025(a)	60,561	60,499
Toyota Auto Receivables Owner Trust Series 2018-C, Class A3, 3.02%, 12/15/2022	354	355
Toyota Lease Owner Trust Series 2021-B, Class A2, 0.25%, 3/20/2024(a)	52,434	52,332
Westlake Automobile Receivables Trust Series 2021-3A, Class A2, 0.57%, 9/16/2024(a)	135,181	135,131
World Omni Select Auto Trust Series 2021-A, Class A2, 0.29%, 2/18/2025	8,792	8,782

TOTAL ASSET-BACKED SECURITIES (Cost $1,159,834)		1,153,832

CERTIFICATES OF DEPOSIT — 0.8%
Bayerische Landesbank (Germany) 0.90%, 6/27/2023	66,500	66,995
UBS AG (Switzerland) 0.46%, 12/2/2022	46,669	46,741

TOTAL CERTIFICATES OF DEPOSIT (Cost $113,174)		113,736

FOREIGN GOVERNMENT SECURITIES — 0.5%
Svensk Exportkredit AB (Sweden) (SOFR + 1.00%), 1.05%, 5/25/2023(b)(Cost $61,585)	60,917	61,720

SHORT-TERM INVESTMENTS — 22.9%
CERTIFICATES OF DEPOSIT — 4.4%
Bank of Montreal (Canada)
0.20%, 8/19/2022	32,238	32,208
0.40%, 11/18/2022	20,500	20,499
First Abu Dhabi Bank USA NV (ICE LIBOR USD 3 Month + 0.17%), 0.29%, 12/14/2021(b)	22,600	22,601
Kookmin Bank (South Korea) (ICE LIBOR USD 3 Month + 0.25%), 0.36%, 12/13/2021(b)	79,128	79,134
Lloyds Bank Corporate Markets plc (United Kingdom) 0.22%, 8/3/2022	5,253	5,250
Norinchukin Bank (The) (Japan)
0.37%, 12/1/2021	143,842	143,842
0.37%, 12/3/2021	99,752	99,755
Royal Bank of Canada (Canada) 0.20%, 8/16/2022	80,050	79,986
Shinhan Bank (South Korea) 0.47%, 12/3/2021	21,883	21,884
Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.18%), 0.23%, 8/2/2022(b)	70,300	70,266

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Woori Bank (South Korea) (ICE LIBOR USD 3 Month +
0.25%), 0.38%, 1/31/2022(b)	13,428	13,431
0.26%, 8/12/2022(a)	9,000	8,992

TOTAL CERTIFICATES OF DEPOSIT (Cost $597,974)		597,848

COMMERCIAL PAPER — 8.9%
AT&T, Inc. 0.40%, 12/14/2021(a)	64,604	64,601
Barclays Bank plc (United Kingdom)
0.30%, 2/9/2022(a)(g)	25,445	25,437
0.30%, 2/10/2022(a)(g)	28,038	28,029
0.24%, 7/14/2022(a)(g)	4,300	4,291
BP Capital Markets plc (United Kingdom)
0.30%, 1/11/2022(a)(g)	14,786	14,784
0.29%, 1/28/2022(a)(g)	4,600	4,599
Canadian Imperial Holdings, Inc. (Canada) 0.40%, 11/17/2022(a)	29,000	28,887
Cigna Corporate Services LLC 0.30%, 2/15/2022(a)(g)	18,750	18,741
Cigna Holding Co. 0.28%, 2/16/2022(a)(g)	50,000	49,975
Enbridge US, Inc. 0.31%, 4/4/2022(a)	52,075	52,026
Enel Finance America LLC
0.40%, 4/4/2022(a)(g)	33,500	33,466
0.37%, 6/27/2022(a)(g)	8,600	8,581
0.40%, 9/27/2022(a)	36,675	36,536
0.40%, 9/29/2022(a)	8,876	8,842
0.40%, 10/3/2022(a)	9,012	8,977
Eni Finance USA, Inc. (Italy)
0.45%, 2/28/2022(a)(g)	34,137	34,115
0.45%, 3/4/2022(a)(g)	29,239	29,220
0.46%, 3/14/2022(a)(g)	10,000	9,993
Glencore Funding LLC (Australia) 0.30%, 1/11/2022(a)(g)	69,500	69,476
HSBC USA, Inc. 0.32%, 8/5/2022(a)(g)	31,300	31,202
International Flavors and Fragrances Inc. 0.30%, 12/15/2021(a)	9,000	8,999
International Flavors and Fragrances, Inc. 0.55%, 3/29/2022(a)	30,000	29,973
Mitsubishi HC Capital America, Inc. (Japan) 0.40%, 1/18/2022	16,267	16,262
NatWest Markets plc (United Kingdom) 0.30%, 6/21/2022(a)(g)	14,000	13,979
Parker-Hannifin Corp. 0.35%, 1/27/2022(a)	32,090	32,072
Royal Bank of Canada (Canada) 0.25%, 10/11/2022(a)	71,402	71,165
Standard Chartered Bank (United Kingdom) 0.27%, 10/14/2022(a)	79,915	79,633
Svenska Handelsbanken AB (Sweden)
0.25%, 10/7/2022(a)	112,300	111,948
0.40%, 11/21/2022(a)	42,300	42,128
Telstra Corp. Ltd. (Australia) 0.30%, 2/7/2022(a)(g)	26,091	26,082
Toronto-Dominion Bank (The) (Canada) 0.37%, 11/15/2022(a)	20,000	19,925
Waste Management, Inc.
0.34%, 4/21/2022(a)(g)	5,000	4,995
0.30%, 9/6/2022(a)	9,617	9,591
0.31%, 9/8/2022(a)	18,667	18,616
0.31%, 10/6/2022(a)	33,158	33,048
0.41%, 11/9/2022(a)	7,300	7,272
Westpac Securities NZ Ltd. (New Zealand) 0.25%, 10/7/2022(a)	113,142	112,769

TOTAL COMMERCIAL PAPER (Cost $1,200,616)		1,200,235

	Shares (000)
INVESTMENT COMPANIES — 8.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(h)(i)(Cost $1,201,707)	1,201,295	1,201,776

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10%(h)(i)	8,001	8,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(h)(i)	1,096	1,096

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $9,097)		9,096

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 0.7%
Wells Fargo Securities LLC, 0.60%, dated 11/30/2021, due 12/22/2021, repurchase price $100,037, collateralized by Collateralized Mortgage Obligations, 0.28% - 5.59%, due 11/25/2025 - 11/18/2064, with the value of $108,324. (Cost $100,000)	100,000	100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,109,394)		3,108,955

Total Investments — 101.1% (Cost $13,725,649)		13,710,327
Liabilities in Excess of Other Assets — (1.1)%		(153,513)

Net Assets — 100.0%		13,556,814

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

BSBY	Bloomberg Short Term Bank Yield Index
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 is $8,866.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(g)	The rate shown is the effective yield as of November 30, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2021.

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(3,618)	03/2022	USD	(790,929)	978

Abbreviations

USD	United States Dollar

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,153,832	$—	$1,153,832
Certificates of Deposit	—	113,736	—	113,736
Corporate Bonds	—	9,272,084	—	9,272,084
Foreign Government Securities	—	61,720	—	61,720
Short-Term Investments
Certificates of Deposit	—	597,848	—	597,848
Commercial Paper	—	1,200,235	—	1,200,235
Investment Companies	1,201,776	—	—	1,201,776
Investment of Cash Collateral from Securities Loaned	9,096	—	—	9,096
Repurchase Agreements	—	100,000	—	100,000

Total Short-Term Investments	1,210,872	1,898,083	—	3,108,955

Total Investments in Securities	$1,210,872	$12,499,455	$—	$13,710,327

Appreciation in Other Financial Instruments
Futures Contracts	$978	$—	$—	$978

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$596,089	$13,008,532	$12,402,759	$(81)	$(5)	$1,201,776	1,201,295	$311	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10%(a)(b)	2	101,000	93,000	(1)	(1)	8,000	8,001	12	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	7,482	75,405	81,791	—	—	1,096	1,096	1	—

Total	$603,573	$13,184,937	$12,577,550	$(82)	$(6)	$1,210,872		$324	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.